COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Operating Lease Obligations

Our operating lease obligations as of December 31, 2013 were as follows:

	Payments Due By Period
	Total	2014	2015	2016	2017	2018	Thereafter
In millions
Operating leases	$24.7	$7.1	$6.8	$5.7	$2.0	$1.9	$1.2